Long-Term Debt - Additional Information (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
Long-Term Debt
Outstanding debt	$ 959.8
Partnership's Loan Agreements [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum
Long-Term Debt
Long-term debt, fixed margin percentage	1.80%
Partnership's Loan Agreements [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum
Long-Term Debt
Long-term debt, fixed margin percentage	2.40%